EQUITY ACCOUNTED INVESTMENTS - Schedule of Revenues and Expenses of Joint Ventures and Associates (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Investments [line items]
Revenue	$ 9,111	$ 9,483	$ 7,365
Expenses	10,458	10,957	6,934
Share of net earnings (loss) from equity accounted investments	331	(121)	826
Net (loss) income	(1,997)	(1,849)	996
Other compre- hensive (loss) income	(502)	762	415
Associates
Investments [line items]
Revenue	19	69	230
Expenses	28	94	244
Fair value gains (losses)	2	(104)	8
Share of net earnings (loss) from equity accounted investments	(8)	(50)	4
Net (loss) income	(9)	(110)	(6)
Other compre- hensive (loss) income	(78)	(50)	69
Distributions received	7	17	0
Associates | Joint ventures where entity is venturer
Investments [line items]
Share of net earnings (loss) from equity accounted investments	(2)	19	0
Associates | LP Investments
Investments [line items]
Revenue	19	69	230
Expenses	28	94	244
Fair value gains (losses)	2	(104)	8
Share of net earnings (loss) from equity accounted investments	(8)	(50)	4
Net (loss) income	(9)	(110)	(6)
Other compre- hensive (loss) income	(78)	(50)	69
Distributions received	7	17	0
Associates | LP Investments | Joint ventures where entity is venturer
Investments [line items]
Share of net earnings (loss) from equity accounted investments	(2)	19	0
Total for all joint ventures
Investments [line items]
Revenue	5,343	5,762	4,684
Expenses	4,597	4,542	3,377
Fair value gains (losses)	686	(1,530)	81
Share of net earnings (loss) from equity accounted investments	339	(71)	822
Net (loss) income	1,488	(283)	1,615
Other compre- hensive (loss) income	18	(78)	469
Distributions received	284	195	263
Total for all joint ventures | Joint ventures where entity is venturer
Investments [line items]
Share of net earnings (loss) from equity accounted investments	56	27	227
Total for all joint ventures | Office
Investments [line items]
Revenue	2,262	2,261	1,849
Expenses	1,915	1,564	1,273
Fair value gains (losses)	(272)	(1,924)	259
Share of net earnings (loss) from equity accounted investments	(129)	(434)	550
Net (loss) income	81	(1,177)	1,015
Other compre- hensive (loss) income	(46)	(61)	194
Distributions received	228	112	114
Total for all joint ventures | Office | Joint ventures where entity is venturer
Investments [line items]
Share of net earnings (loss) from equity accounted investments	6	50	180
Total for all joint ventures | Retail
Investments [line items]
Revenue	2,018	2,002	1,949
Expenses	1,512	1,446	1,156
Fair value gains (losses)	951	166	(290)
Share of net earnings (loss) from equity accounted investments	497	269	234
Net (loss) income	1,508	777	550
Other compre- hensive (loss) income	(18)	(29)	43
Distributions received	25	16	27
Total for all joint ventures | Retail | Joint ventures where entity is venturer
Investments [line items]
Share of net earnings (loss) from equity accounted investments	51	55	47
Total for all joint ventures | LP Investments
Investments [line items]
Revenue	1,063	1,499	886
Expenses	1,170	1,532	948
Fair value gains (losses)	7	228	112
Share of net earnings (loss) from equity accounted investments	(29)	94	38
Net (loss) income	(101)	117	50
Other compre- hensive (loss) income	82	12	232
Distributions received	31	67	122
Total for all joint ventures | LP Investments | Joint ventures where entity is venturer
Investments [line items]
Share of net earnings (loss) from equity accounted investments	(1)	(78)	0
Total for all joint ventures | Associates
Investments [line items]
Revenue	5,362	5,831	4,914
Expenses	4,625	4,636	3,621
Fair value gains (losses)	688	(1,634)	89
Share of net earnings (loss) from equity accounted investments	331	(121)	826
Net (loss) income	1,479	(393)	1,609
Other compre- hensive (loss) income	(60)	(128)	538
Distributions received	291	212	263
Total for all joint ventures | Associates | Joint ventures where entity is venturer
Investments [line items]
Share of net earnings (loss) from equity accounted investments	$ 54	$ 46	$ 227